                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher C. Grisanti
Title: Principal
Phone: (212)218-5300

Signature, Place, and Date of Signing:


/s/ Christopher C. Grisanti      New York, New York   October 18, 2004
------------------------------   [City, State]        [Date]
[Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value Total: $1,252,104
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                    For the quarter ended September 30, 2004

           COLUMN 1             COLUMN 2   COLUMN 3  COLUMN 4   COLUMN 5         COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                          VOTING AUTHORITY
                                TITLE OF               VALUE              PUT/  INVESTMENT    OTHER   -----------------------
        NAME OF ISSUER            CLASS     CUSIP    (X$1000)     SHRS    CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
------------------------------  --------  ---------  --------  ---------  ----  ----------  --------  ---------  ------  ----
3M COMPANY                         com    88579y101       258       3220           Sole                    3220
ABBOTT LABORATORIES                com    002824100       804      18985           Sole                   18985
ACE LTD                            com    G0070K103     65546    1636199           Sole                 1636199
ALCOA INC                          com    013817101       806      24000           Sole                   24000
ALTRIA GROUP, INC                  com    02209S103     11635     247352           Sole                  247352
AMERICAN EXPRESS CO                com    025816109       576      11200           Sole                   11200
AMERICAN INTL GROUP INC            com    026874107      7698     113221           Sole                  113221
AMERICAN TOWER CORP- CL A          com    029912201       223      14500           Sole                   14500
AMGEN INC                          com    031162100      6884     121170           Sole                  121170
AMSOUTH BANCORPORATION             com    032165102       707      28968           Sole                   28968
ANHEUSER-BUSCH CO. INC             com    035229103       609      12200           Sole                   12200
ANNALY MORTGAGE MGMT               com    035710409      1340      78200           Sole                   78200
ANTHEM INC COM                     com    03674b104       201       2300           Sole                    2300
ARCHSTONE-SMITH TRUST              com    039583109      1974      62395           Sole                   62395
AUTOMATIC DATA PROCESSING CO       com    053015103       451      10905           Sole                   10905
AVALONBAY COMMUNITIES INC          com    053484101      1415      23500           Sole                   23500
AVATAR HOLDINGS INC                com    053494100      2540      59829           Sole                   59829
BANK OF AMERICA CORP               com    060505104       641      14798           Sole                   14798
BANK OF NEW YORK                   com    064057102      2885      98916           Sole                   98916
BERKSHIRE HATHAWAY CLASS A         com    084670108     20449        236           Sole                     236
BERKSHIRE HATHAWAY CLASS B         com    084670207      3698       1288           Sole                    1288
BIOGEN IDEC INC                    com    09062x103       478       7820           Sole                    7820
BP AMOCO PLC SPONS ADR             com    055622104      2011      34964           Sole                   34964
BRISTOL MYERS SQUIBB CO            com    110122108        83       3520           Sole                    3520
BURLINGTON NORTHRN SANTA FE CO     com    12189T104     46548    1215030           Sole                 1215030
CHEVRONTEXACO CORP COM             com    166764100     45929     856250           Sole                  856250
CHUBB CORP                         com    171232101      9850     140150           Sole                  140150
CIMAREX ENERGY CO                  com    171798101      7486     214250           Sole                  214250
CITIGROUP INC                      com    172967101       224       5079           Sole                    5079
CLEVELAND-CLIFFS                   com    185896107        87       1070           Sole                    1070
COCA COLA CO                       com    191216100       484      12091           Sole                   12091
COMCAST CORP CL A                  com    20030n101     65470    2318336           Sole                 2318336
CONSOL ENERGY INC                  com    20854p109     16653     477290           Sole                  477290
COUSINS PROPERTIES                 com    222795106      1040      30300           Sole                   30300
COX COMMUNICATIONS INC CL A        com    224044107     43567    1315043           Sole                 1315043
CROWN HOLDINGS INC                 com    228368106       341      33050           Sole                   33050
CURAGEN CORP                       com    23126r101     22014    4002497           Sole                 4002497
CVS CORP                           com    126650100     34809     826235           Sole                  826235
DIAMOND OFFSHORE DRILLING          com    25271c102     41035    1243850           Sole                 1243850
DOMINION RESOURCES INC VA          com    25746U109       277       4240           Sole                    4240
DU PONT E I DE NEMOURS & CO        com    263534109       234       5472           Sole                    5472
ENCANA CORP                        com    292505104     59161    1277768           Sole                 1277768
EQUITY RESIDENTIAL                 com    29476L107      6131     197764           Sole                  197764
EXXON MOBIL CORPORATION            com    30231G102      1567      32422           Sole                   32422
FAUQUIER BANKSHARES COM            com    312059108       430      18000           Sole                   18000
FEDERAL NATL MORTGAGE ASSN         com    313586109     46614     735240           Sole                  735240
FIRST DATA CORP                    com    319963104       396       9100           Sole                    9100
FOSTER (LB) CO - CL A              com    350060109       143      17000           Sole                   17000
FREDDIE MAC                        com    313400301     21954     336517           Sole                  336517
GANNETT CO                         com    364730101      4012      47904           Sole                   47904
GENERAL ELECTRIC CO                com    369604103      2081      61984           Sole                   61984
GLAXOSMITHKLINE PLC-ADR            com    37733W105      3766      86113           Sole                   86113
GOLDCORP INC                       com    380956409      4236     305600           Sole                  305600
HANOVER COMPRESSOR CO              com    410768105       182      13500           Sole                   13500
HEARTLAND EXPRESS INC              com    422347104       197      10659           Sole                   10659
HEWLETT-PACKARD                    com    428236103     42263    2254004           Sole                 2254004
HOME DEPOT INC                     com    437076102       457      11655           Sole                   11655
HONEYWELL INTERNATIONAL INC.       com    438516106      7269  202697.58           Sole               202697.58
HSBC HLDGS PLC SPON ADR NEW        adr    404280406       422       5289           Sole                    5289
HUGOTON ROYALTY TRUST              com    444717102       281      10000           Sole                   10000
INTEL CORP                         com    458140100      1131      56372           Sole                   56372
INTL BUSINESS MACHINES CORP        com    459200101       931      10855           Sole                   10855
JOHNSON & JOHNSON                  com    478160104     44448     789062           Sole                  789062
JPMORGAN CHASE & CO                com    46625H100      4413     111079           Sole                  111079
KEYCORP NEW                        com    493267108      6962     220315           Sole                  220315
KINROSS GOLD CORP                  com    496902206      7432    1096100           Sole                 1096100
LABORATORY CRP OF AMER HLDGS       com    50540r409     51332    1174103           Sole                 1174103
LAKES ENTERTAINMENT INC            com    51206p109       472      45000           Sole                   45000
LILLY ELI & CO.                    com    532457108     39489     657604           Sole                  657604
MARKEL CORP                        com    570535104       803       2603           Sole                    2603
MASSEY ENERGY GROUP                com    576206106       804      27800           Sole                   27800
MATTEL INC                         com    577081102     28150    1552700           Sole                 1552700
MBNA CORP                          com    55262L100     62508    2480457           Sole                 2480457
MEMORY PHARMACEUTICALS CORP        com    58606r403       335      43714           Sole                   43714
MERCK & CO INC                     com    589331107      1871      56687           Sole                   56687
MICROSOFT CORP                     com    594918104     16631     601468           Sole                  601468
MIRAMAR MINING GROUP               com    60466E100       286     225000           Sole                  225000
MITSUBISHI TOKYO FINAN-ADR         com    606816106     20906    2506725           Sole                 2506725
NESTLE SA SPONSORED ADR REPSTG     com    641069406       458       8000           Sole                    8000
NEW YORK TIMES CO CL A             com    650111107        39       1000           Sole                    1000
PACIFIC RIM MINING CORP            com    694915208        71     100000           Sole                  100000
PEABODY ENERGY CORP                com    704549104       196       3300           Sole                    3300
PENN VIRGINIA RESOURCE PARTN       com    707884102       140       3500           Sole                    3500
PEPSICO INC                        com    713448108       316       6500           Sole                    6500
PFIZER INC                         com    717081103     15659     511742           Sole                  511742
PIONEER NATURAL RESOURCES CO       com    723787107       215       6238           Sole                    6238
PROCTER & GAMBLE CO                com    742718109       659      12180           Sole                   12180
PULTE HOMES INC                    com    745867101     25658     418082           Sole                  418082
RENAISSANCERE HOLDINGS LTD         com    G7496G103     10751     208436           Sole                  208436
RENOVIS INC                        com    759885106       452      56468           Sole                   56468
ROYAL DUTCH PETE NY REGISTRY       com    780257804       103       2000           Sole                    2000
SARA LEE CORP                      com    803111103       293      12800           Sole                   12800
ST PAUL TRAVELERS COS INC/TH       com    792860108     32565     985031           Sole                  985031
STRYKER CORP                       com    863667101      1142      23760           Sole                   23760
SUMMIT PROPERTIES INC              com    866239106       357      13200           Sole                   13200
SUNTRUST BANKS INC                 com    867914103       493       7000           Sole                    7000
SYSCO CORP                         com    871829107       328      10953           Sole                   10953
TIME WARNER INC                    com    887317105       347      21522           Sole                   21522
TRANSOCEAN SEDCO FOREX ORD         com    G90078109     53799    1503604           Sole                 1503604
UNITEDHEALTH GROUP INC             com    91324P102     68085  923313.29           Sole               923313.29
UNITEDHEALTH GROUP INC-Restric     com    910581108       590       8000           Sole                    8000
VASOGEN OLD                        com    92232f103        92      20000           Sole                   20000
VERIZON COMMUNICATIONS             com    92343V104       489      12430           Sole                   12430
WACHOVIA CORPORATION               com    929903102      1076      22919           Sole                   22919
WALT DISNEY CO.                    com    254687106     36659    1625655           Sole                 1625655
WASHINGTON MUTUAL INC              com    939322103       231       5900           Sole                    5900
WASHINGTON POST CO CL B            com    939640108      1380       1500           Sole                    1500
WELLS FARGO & CO                   com    949746101       492       8250           Sole                    8250
WESTMORELAND COAL CO               com    960878106       622      24300           Sole                   24300
WHEELING-PITTSBURGH CORP           com    963142302     13865     442836           Sole                  442836
WYETH                              com    983024100     24056     643200           Sole                  643200

REPORT SUMMARY                                        1252104